Property and Equipment (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property And Equipment [Textual]
Depreciation and amortization expense	$ 104,792	$ 14,988	$ 162,210	$ 38,326